Earnings (Loss) Per Share - Summary of Earnings (Loss) Per Share Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Income (loss) from continuing operations	$ 171,631	$ (67,180)	$ 83,154	$ (166,767)	$ 23,634	$ 120,198	$ 325,541	$ (136,633)	$ 20,838	$ 332,740	$ (324,199)
Net loss attributable to noncontrolling interests									804	1,393	623
Income (loss) from continuing operations attributable to Laureate Education, Inc.									21,642	334,133	(323,576)
Numerator used in basic and diluted (loss) earnings per common share:
Adjusted for: accretion related to noncontrolling interests and equity redeemable at fair value									(6,358)	33	6,879
Distributed and undistributed earnings to participating securities									(1)	(98)	(11)
Subtotal: accretion of Series A convertible redeemable preferred stock and other redeemable noncontrolling interests and equity									(298,492)	(1,521)	(6,173)
Net (loss) income from continuing operations available to common stockholders for basic earnings per share									(276,850)	332,612	(329,749)
Net (loss) income from continuing operations available to common stockholders for diluted earnings per share									(276,850)	332,612	(329,749)
Income from discontinued operations, net of tax expense	$ 28,879	$ (36,309)	$ 33,943	$ 46,413	$ 14,829	$ (39,268)	$ 23,698	$ 34,187	72,926	33,446	8,354
(Income) loss attributable to noncontrolling interests									(3,103)	4,268	(1,026)
Allocation of earnings from discontinued operations to participating securities									(5)	(16)	0
Net income from discontinued operations for basic earnings per share									69,818	37,698	7,328
Net income from discontinued operations for diluted earnings per share									$ 69,818	$ 37,698	$ 7,328
Denominator used in basic and diluted (loss) earnings per common share:
Basic weighted average shares outstanding (in shares)									172,409	133,295	132,950
Diluted weighted average shares outstanding (in shares)									172,409	134,406	132,950
Basic earnings (loss) per share:
(Loss) income from continuing operations (in dollars per share)	$ 0.34	$ (0.82)	$ 0.09	$ (1.34)	$ 0.13	$ 0.94	$ 2.43	$ (1.02)	$ (1.60)	$ 2.50	$ (2.49)
Income from discontinued operations (in dollars per share)	0.14	(0.20)	0.19	0.29	0.14	(0.28)	0.17	0.26	0.40	0.28	0.05
Basic (loss) earnings per share (in dollars per share)	0.48	(1.02)	0.28	(1.05)	0.27	0.66	2.60	(0.76)	(1.20)	2.78	(2.44)
Diluted earnings (loss) per share:
(Loss) income from continuing operations (in dollars per share)	0.34	(0.82)	0.09	(1.34)	0.13	0.94	2.42	(1.02)	(1.60)	2.48	(2.49)
Income from discontinued operations (in dollars per share)	0.14	(0.20)	0.19	0.29	0.14	(0.28)	0.17	0.26	0.40	0.28	0.05
Diluted (loss) earnings per share (in dollars per share)	$ 0.48	$ (1.02)	$ 0.28	$ (1.05)	$ 0.27	$ 0.66	$ 2.59	$ (0.76)	$ (1.20)	$ 2.76	$ (2.44)
Stock options
Denominator used in basic and diluted (loss) earnings per common share:
Effect of dilutive stock (in shares)									0	833	0
Restricted Stock Units (RSUs)
Denominator used in basic and diluted (loss) earnings per common share:
Effect of dilutive stock (in shares)									0	278	0
Puttable Arrangements - Common and Preferred Stock
Numerator used in basic and diluted (loss) earnings per common share:
Accretion of temporary equity									$ 317	$ 263	$ (13,041)
Series A Convertible Redeemable Preferred Stock
Numerator used in basic and diluted (loss) earnings per common share:
Accretion of temporary equity									$ (292,450)	$ (1,719)	$ 0